DEPRECIATION AND AMORTIZATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Jan. 01, 2017
Depreciation and amortisation expense [abstract]
Depreciation	$ 136,233	$ 124,738
Adjustment for the variation of depreciation of property, plant and equipment included in inventories at the beginning and end of the year	323	(5,430)
Depreciation of property, plant and equipment included in net earnings	136,556	119,308
Amortization of intangible assets, excluding software (note 10)	20,786	18,106
Amortization of software (note 10)	4,808	3,183
Depreciation and amortization included in net earnings	$ 162,150	$ 140,597